DEBT (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Jan. 31, 2014	Dec. 31, 2013
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		14.00%		14.00%						8.50%
Debt Instrument, Maturity Date				May 30, 2017
Interest Expense		$ 81,563	$ 5,276,550	$ 240,380	$ 5,381,125	$ 5,476,084	$ 300,669
Convertible Debt						$ 50,000
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)						100,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						3 years
Investment Warrants, Exercise Price (in Dollars per share)						$ 0.78
Debt Conversion, Converted Instrument, Amount						$ 550,000
Debt Instrument, Unamortized Discount		800,318		$ 800,318		1,934,750	279,435
12% Convertible Notes [Member]
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage									12.00%		12.00%
Debt Instrument, Maturity Date				Sep. 21, 2018
Interest Expense						5,189,000
Convertible Debt		$ 3,451,376		$ 3,451,376					$ 4,120,126
Debt Instrument, Unamortized Discount						2,450,000			$ 1,605,000
12% September 2016 [Member]
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	12.00%		12.00%		12.00%
Interest Expense						5,189,000
Convertible Debt	$ 3,000,000		$ 3,000,000		$ 3,000,000
Debt Insturment, Minimum Interest Payment Period				1 year
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)	9,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	3 years
Warrant Call Threshold, Stock Price (in Shares)				5.00
Warrant Call Threshold, Consecutive Days				10 days
Proceeds from Secured Notes Payable						2,450,000
Extinguishment of Debt, Amount				$ 1,728,280		1,728,280
Debt Instrument, Unamortized Discount						$ 2,450,000
12% September 2016 [Member] | 12% Convertible Notes [Member]
DEBT (Details) [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)				9,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				3 years
Proceeds from Secured Notes Payable				$ 2,450,000
12% September 2016 [Member] | 12% Convertible Notes [Member] | Default [Member]
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		18.00%		18.00%
Infinity Capital [Member]
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage								5.00%
Debt Instrument, Maturity Date				Aug. 31, 2015
Interest Expense				$ 51,239	$ 26,540
Accrued Liabilities, Current		$ 51,239		$ 51,239
Debt Conversion, Converted Instrument, Amount							$ 309,000
Warrants 1 [Member] | 12% September 2016 [Member]
DEBT (Details) [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)				4,500,000
Investment Warrants, Exercise Price (in Dollars per share)				$ 0.35
Warrants 2 [Member] | 12% September 2016 [Member]
DEBT (Details) [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)				4,500,000
Investment Warrants, Exercise Price (in Dollars per share)				$ 0.70
10% Private Placement [Member]
DEBT (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 300,000
14% Mortgage [Member] | The Greenhouse [Member]
DEBT (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 250,000